Advanced Series Trust

Gateway Center Three

100 Mulberry Street

Newark, New Jersey 07102

VIA EDGAR SUBMISSION

February 1, 2013

United State Securities and Exchange Commission

Judiciary Plaza

100 F Street, NE

Washington, DC 20549

Re:	Preliminary Proxy Statement on Schedule 14A

To the Securities and Exchange Commission:

On behalf of AST First Trust Capital Appreciation Target Portfolio (the “Current Portfolio”), a series of Advanced Series Trust (the “Trust”), we are hereby filing, in accordance with Rule 14a-6(a) under the Securities Exchange Act of 1934, preliminary materials in connection with a special meeting of the Portfolio’s shareholders scheduled for March 22, 2013 to request: (i) approval of Quantitative Management Associates LLC (“QMA”) as a new subadviser for the Current Portfolio (Proposal No. 1), and (ii) approval of Prudential Investment Management, Inc. (“PIM”) as a new subadviser for the Current Portfolio (Proposal No. 2).

Proposal No. 1 and Proposal No. 2 (collectively, the “Proposals”) correspond to the planned:

•	termination of First Trust Advisors, L.P. (the “Current Subadviser”), the existing subadviser for the Current Portfolio;

•	retention of QMA as subadviser for the Current Portfolio to perform asset allocation for the Current Portfolio and manage the Current Portfolio’s equity segment;

•	retention of PIM as subadviser for the Current Portfolio to manage the Current Portfolio’s fixed-income segment;

•

implementation by QMA and PIM (collectively, the “New Subadvisers”) of a new investment strategy for the Current Portfolio (the “Repositioning”), as described in greater detail in the proxy statement; and

•	name change for the Current Portfolio from the AST First Trust Capital Appreciation Target Portfolio to the AST Prudential Growth Allocation Portfolio (the “Repositioned Portfolio”).

Please direct any questions regarding this filing to the undersigned at (973) 802-6469.

Sincerely yours,

/s/ Jonathan D. Shain
Jonathan D. Shain
Vice President & Corporate Counsel
Prudential Investments LLC